FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements for Each Class of Assets on Nonrecurring Basis) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
FAIR VALUE MEASUREMENTS [Line Items]
Total losses	¥ (66,592)	$ (9,591)	¥ (23,125)
Nonrecurring [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	21,286
Total losses	(35,288)
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used
Nonrecurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used
Nonrecurring [Member] | Significant unobservable inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	¥ 21,286